Equity - Schedule of Main Subsidiary With Non-controlling Interest (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
Group participation	33.72%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Country	Colombia
Group participation	66.28%
Main activity	Bank